Investment Portfoliosas of May 31, 2024 (Unaudited)
DWS Multi-Asset Conservative Allocation Fund
	Shares	Value ($)

Equity — Equity Funds 32.0%
DWS Core Equity Fund "Institutional" (a)	218,057	7,540,428
DWS Emerging Markets Equity Fund "Institutional" (a)	110,584	1,973,927
DWS ESG Core Equity Fund "Institutional" (a)	312,108	7,022,420
DWS RREEF Global Infrastructure Fund "Institutional" (a)	42,339	641,440
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	161,888	1,105,693
DWS RREEF Real Estate Securities Fund "Institutional" (a)	8,073	161,942
DWS Small Cap Core Fund "S" (a)	33,334	1,579,374
Total Equity — Equity Funds (Cost $12,921,695)		20,025,224

Equity — Exchange-Traded Funds 9.7%
iShares Core MSCI Europe ETF	50,240	3,014,400
iShares MSCI Japan ETF	30,078	2,074,480
iShares MSCI Pacific ex Japan ETF	15,190	666,233
SPDR S&P Global Natural Resources ETF	5,320	317,551
Total Equity — Exchange-Traded Funds (Cost $5,122,815)		6,072,664

Fixed Income — Bond Funds 6.0%
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	107,887	648,402
DWS High Income Fund "Institutional" (a)	721,977	3,133,382
Total Fixed Income — Bond Funds (Cost $3,609,417)		3,781,784

Fixed Income — Exchange-Traded Funds 46.3%
iShares GNMA Bond ETF	176,785	7,554,907
iShares iBoxx $ Investment Grade Corporate Bond ETF	26,436	2,825,744
iShares JP Morgan USD Emerging Markets Bond ETF	45,714	4,070,832
iShares TIPS Bond ETF	10,158	1,083,858
iShares U.S. Treasury Bond ETF	112,026	2,510,503
Vanguard Intermediate-Term Corporate Bond ETF	66,884	5,326,976
Vanguard Total International Bond ETF	116,425	5,641,955
Total Fixed Income — Exchange-Traded Funds (Cost $29,864,434)		29,014,775

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.4%
U.S. Treasury Obligations
U.S. Treasury Bills, 5.12% (b), 9/5/2024 (c) (Cost $246,586)	250,000	246,593

	Shares	Value ($)

Fixed Income — Money Market Funds 5.7%
DWS Central Cash Management Government Fund, 5.35% (a) (d) (Cost $3,538,111)	3,538,111	3,538,111

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $55,303,058)	100.1	62,679,151
Other Assets and Liabilities, Net	(0.1)	(41,767)
Net Assets	100.0	62,637,384
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended May 31, 2024 are as follows:
Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024
Equity — Equity Funds 32.0%
DWS Core Equity Fund "Institutional" (a)
5,579,314	2,060,014	1,016,000	58,234	858,866	42,813	279,402	218,057	7,540,428
DWS Emerging Markets Equity Fund "Institutional" (a)
2,214,492	333,346	760,200	(65,998)	252,287	51,347	—	110,584	1,973,927
DWS ESG Core Equity Fund "Institutional" (a)
5,812,453	598,892	488,800	85,694	1,014,181	60,654	117,538	312,108	7,022,420
DWS RREEF Global Infrastructure Fund "Institutional" (a)
923,409	144,725	483,000	(15,277)	71,583	13,725	—	42,339	641,440
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)
—	1,238,100	144,500	(2,334)	14,427	—	—	161,888	1,105,693
DWS RREEF Real Estate Securities Fund "Institutional" (a)
1,294,636	358,703	1,601,400	112,405	(2,402)	20,302	—	8,073	161,942
DWS Small Cap Core Fund "S" (a)
667,373	1,474,948	643,100	3,760	76,393	4,848	—	33,334	1,579,374
Fixed Income — Bond Funds 6.0%
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
624,378	9,735	—	—	14,289	9,735	—	107,887	648,402
DWS High Income Fund "Institutional" (a)
3,798,733	166,142	911,699	17,005	63,201	166,142	—	721,977	3,133,382
Fixed Income — Money Market Funds 5.7%
DWS Central Cash Management Government Fund, 5.35% (a) (d)
1,107,921	17,059,919	14,629,729	—	—	77,127	—	3,538,111	3,538,111
22,022,709	23,444,524	20,678,428	193,489	2,362,825	446,693	396,940	5,254,358	27,345,119

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At May 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.

MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities

At May 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/19/2024	5	544,700	543,984	(716)
10 Year U.S. Ultra Bond	USD	9/19/2024	12	1,349,188	1,344,375	(4,813)
2 Year U.S. Treasury Note	USD	9/30/2024	21	4,275,849	4,277,766	1,917
3 Year U.S. Treasury Note	USD	9/30/2024	2	414,349	414,125	(224)
Euro Stoxx 50 Index	EUR	6/21/2024	12	647,406	648,946	1,540
S&P 500 E-Mini Index	USD	6/21/2024	3	785,188	794,325	9,137
U.S. Long Bond	USD	9/19/2024	2	233,880	232,125	(1,755)
U.S. Ultra Bond	USD	9/19/2024	4	495,855	489,750	(6,105)
Total net unrealized depreciation						(1,019)
At May 31, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	9/30/2024	8	847,730	846,375	1,355
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$20,025,224	$—	$—	$20,025,224
Equity — Exchange-Traded Funds	6,072,664	—	—	6,072,664
Fixed Income — Bond Funds	3,781,784	—	—	3,781,784
Fixed Income — Exchange-Traded Funds	29,014,775	—	—	29,014,775
Government & Agency Obligations	—	246,593	—	246,593
Fixed Income — Money Market Funds	3,538,111	—	—	3,538,111
Derivatives (a)
Futures Contracts	13,949	—	—	13,949
Total	$62,446,507	$246,593	$—	$62,693,100

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(13,613)	$—	$—	$(13,613)
Total	$(13,613)	$—	$—	$(13,613)

(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$10,677
Interest Rate Contracts	$(10,341)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMACAT-PH3
R-080548-2 (1/25)